Cover	Jan. 31, 2026
Cover [Abstract]
Entity Registrant Name	The Mexico Fund, Inc.
Entity Central Index Key	0000065433
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 31, 2026
Entity File Number	811-02409
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	13-3069854
Entity Address Address Line 1	6700 Alexander Bell Drive
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Columbia
Entity Address State Or Province	MD
Entity Address Postal Zip Code	21046
City Area Code	614
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	469-3265
Security 12b Title	Common Stock
Trading Symbol	MXF
Security Exchange Name	NYSE